INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 16 – INCOME TAXES

The Company accounts for income tax using the liability method prescribed by ASC 740, “Income Taxes”. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the year in which the differences are expected to reverse. The deferred tax assets on December 31, 2021 and 2020 consist only of net operating loss carryforwards. The net deferred tax asset has been fully offset by a valuation allowance because of the uncertainty of the attainment of future taxable income.

The items accounting for the difference between income taxes at the effective statutory rate and the Company’s effective tax rate for the years ended December 31, 2021 and 2020 were as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020

Income tax provision (benefit) at U.S. statutory rate	21.00%	(21.00)%
Income tax provision (benefit) – State	6.50%	3.97)%
Permanent items	(89.99)%	19.33%
Effect of change in valuation allowance	62.49%	5.64%
Effective income tax rate	0.00%	0.00%

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

The Company’s approximate net deferred tax asset as of December 31, 2021 and 2020 was as follows:

	December 31, 2021	December 31, 2020
Deferred Tax Asset:
Net operating loss carryover	$12,004,635	$8,095,756
Less: valuation allowance	(12,004,635)	(8,095,756)
Net deferred tax asset	$-	$-

The net operating loss carryforward was approximately $46,159,703 on December 31, 2021. The Company provided a valuation allowance equal to the net deferred income tax asset as of December 31, 2021 and 2021 because it was not known whether future taxable income will be sufficient to utilize the loss carryforward. During the year ended December 31, 2021, the valuation allowance increased by $3,908,879. Additionally, the future utilization of the net operating loss carryforward to offset future taxable income is subject to an annual limitation as a result of ownership changes that may occur in the future. The 2017 estimated loss carry forward of $120,600 expires on December 31, 2037. Subsequent to 2017, all estimated loss carry forwards may be carried forward indefinitely subject to annual usage limitations.

The Company does not have any uncertain tax positions or events leading to uncertainty in a tax position. The Company’s 2017 to 2021 Corporate Income Tax Returns are subject to Internal Revenue Service examination.